The Company and Basis of Presentation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Variable Interest Entity [Line Items]
Trade accounts receivable	$ 3,203,655	$ 3,037,274
Goodwill	13,082,180	11,658,187
Equity	9,443,313	9,234,564
Revenue	15,831,613	14,609,727	13,800,282
Funding provided to VIEs through loans and accounts receivable	(150,300)	(146,500)
Variable Interest Entity [Member]
Variable Interest Entity [Line Items]
Trade accounts receivable	195,369	102,549
Other current assets	232,487	59,695
Property, plant and equipment, intangible assets and other noncurrent assets	59,351	26,274
Goodwill	37,934	32,759
Accounts payable, accrued expenses and other liabilities	485,006	133,977
Noncurrent loans to related parties	28,985	12,998
Equity	11,150	74,302
Revenue	$ (203,333)	$ (205,858)	$ (195,296)